Quarterly Report
March 31, 2022
MFS®  Global Research Portfolio
MFS® Variable Insurance Trust II
RES-Q1

Portfolio of Investments
3/31/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.4%
Aerospace & Defense – 3.8%
General Dynamics Corp.	1,874	$451,971
Honeywell International, Inc.	4,472	870,162
Howmet Aerospace, Inc.	14,428	518,542
L3Harris Technologies, Inc.	1,436	356,803
Northrop Grumman Corp.	1,202	537,558
Raytheon Technologies Corp.	7,636	756,499
		$3,491,535
Alcoholic Beverages – 1.7%
China Resources Beer Holdings Co. Ltd.	40,000	$244,098
Constellation Brands, Inc., “A”	1,889	435,075
Diageo PLC	13,078	661,004
Kweichow Moutai Co. Ltd., “A”	900	242,788
		$1,582,965
Apparel Manufacturers – 2.7%
Adidas AG	2,554	$596,401
Burberry Group PLC	17,398	379,922
LVMH Moet Hennessy Louis Vuitton SE	1,247	887,951
NIKE, Inc., “B”	4,500	605,520
		$2,469,794
Biotechnology – 0.4%
Illumina, Inc. (a)	992	$346,605
Brokerage & Asset Managers – 3.6%
Charles Schwab Corp.	14,034	$1,183,206
Euronext N.V.	10,174	923,841
London Stock Exchange Group	11,425	1,195,573
		$3,302,620
Business Services – 3.8%
Accenture PLC, “A”	3,335	$1,124,662
Cognizant Technology Solutions Corp., “A”	6,964	624,462
Fidelity National Information Services, Inc.	6,217	624,311
Fiserv, Inc. (a)	7,900	801,060
Global Payments, Inc.	2,126	290,922
		$3,465,417
Computer Software – 10.2%
Adobe Systems, Inc. (a)	2,681	$1,221,517
Atlassian Corp. PLC, “A” (a)	1,464	430,167
Cadence Design Systems, Inc. (a)	5,326	875,914
Microsoft Corp. (s)	14,576	4,493,927
Naver Corp.	2,397	670,257
NetEase.com, Inc., ADR	4,636	415,803
salesforce.com, inc. (a)	5,661	1,201,943
		$9,309,528
Computer Software - Systems – 3.3%
Apple, Inc. (s)	8,975	$1,567,125
Constellation Software, Inc.	462	789,740
Hitachi Ltd.	5,900	295,640
NICE Systems Ltd., ADR (a)	1,693	370,767
		$3,023,272

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – 2.3%
Masco Corp.	7,896	$402,696
Otis Worldwide Corp.	4,563	351,123
Sherwin-Williams Co.	1,754	437,833
Techtronic Industries Co. Ltd.	24,000	386,635
Vulcan Materials Co.	2,628	482,764
		$2,061,051
Consumer Products – 1.0%
Colgate-Palmolive Co.	4,484	$340,022
Kao Corp.	5,100	209,364
Reckitt Benckiser Group PLC	4,227	323,099
		$872,485
Electrical Equipment – 2.5%
Johnson Controls International PLC	10,376	$680,354
Schneider Electric SE	5,776	964,340
TE Connectivity Ltd.	3,513	460,133
Vertiv Holdings Co.	11,095	155,330
		$2,260,157
Electronics – 3.7%
Applied Materials, Inc.	5,178	$682,460
ASML Holding N.V.	536	357,512
NXP Semiconductors N.V.	4,203	777,891
Taiwan Semiconductor Manufacturing Co. Ltd.	74,000	1,529,908
		$3,347,771
Energy - Independent – 2.3%
ConocoPhillips	11,851	$1,185,100
Valero Energy Corp.	5,650	573,701
Woodside Petroleum Ltd.	12,654	301,916
		$2,060,717
Energy - Integrated – 1.4%
Capricorn Energy PLC (a)	128,443	$370,617
Galp Energia SGPS S.A., “B”	71,436	904,015
		$1,274,632
Energy - Renewables – 0.5%
Orsted A/S	3,231	$406,853
Food & Beverages – 2.3%
Mondelez International, Inc.	8,595	$539,594
Nestle S.A.	7,026	912,121
PepsiCo, Inc.	3,799	635,877
		$2,087,592
Gaming & Lodging – 0.7%
Flutter Entertainment PLC (a)	2,226	$257,653
Whitbread PLC (a)	8,885	330,638
		$588,291
General Merchandise – 0.8%
Dollar General Corp.	3,293	$733,121
Health Maintenance Organizations – 1.0%
Cigna Corp.	3,919	$939,032

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – 3.2%
AIA Group Ltd.	88,000	$921,310
Aon PLC	3,229	1,051,459
Chubb Ltd.	4,484	959,128
		$2,931,897
Internet – 5.1%
Alphabet, Inc., “A” (a)(s)	1,302	$3,621,318
Tencent Holdings Ltd.	21,200	1,000,118
		$4,621,436
Leisure & Toys – 0.6%
Electronic Arts, Inc.	4,452	$563,222
Machinery & Tools – 3.4%
GEA Group AG	8,320	$343,401
Ingersoll Rand, Inc.	14,487	729,420
Kubota Corp.	20,900	391,833
Roper Technologies, Inc.	1,658	782,957
Schindler Holding AG	1,413	301,256
SMC Corp.	900	502,662
		$3,051,529
Major Banks – 2.1%
BNP Paribas	13,488	$767,969
Goldman Sachs Group, Inc.	2,468	814,687
Mitsubishi UFJ Financial Group, Inc.	51,700	320,911
		$1,903,567
Medical & Health Technology & Services – 1.0%
ICON PLC (a)	3,753	$912,805
Medical Equipment – 4.4%
Becton, Dickinson and Co.	2,515	$668,990
Boston Scientific Corp. (a)(s)	18,725	829,330
Danaher Corp.	2,022	593,113
Medtronic PLC	7,324	812,598
QIAGEN N.V. (a)	8,420	412,580
Thermo Fisher Scientific, Inc.	1,196	706,418
		$4,023,029
Natural Gas - Distribution – 0.4%
China Resources Gas Group Ltd.	94,000	$397,568
Natural Gas - Pipeline – 0.5%
TC Energy Corp. (l)	8,186	$461,700
Network & Telecom – 0.6%
Equinix, Inc., REIT	788	$584,397
Other Banks & Diversified Financials – 7.3%
Credicorp Ltd.	2,768	$475,736
HDFC Bank Ltd.	29,548	570,301
Julius Baer Group Ltd.	17,337	1,005,663
Macquarie Group Ltd.	5,589	840,746
Moody's Corp.	2,029	684,605
Truist Financial Corp.	22,979	1,302,909
Visa, Inc., “A”	7,721	1,712,286
		$6,592,246

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – 4.9%
Johnson & Johnson	4,836	$857,085
Merck & Co., Inc.	10,141	832,069
Roche Holding AG	3,514	1,389,700
Santen Pharmaceutical Co. Ltd.	37,000	370,388
Vertex Pharmaceuticals, Inc. (a)	1,441	376,058
Zoetis, Inc.	3,334	628,759
		$4,454,059
Printing & Publishing – 0.7%
Wolters Kluwer N.V.	6,037	$642,636
Railroad & Shipping – 0.7%
Canadian Pacific Railway Ltd.	7,819	$645,380
Real Estate – 1.2%
LEG Immobilien SE	5,777	$659,851
STORE Capital Corp., REIT	14,733	430,645
		$1,090,496
Restaurants – 1.3%
Starbucks Corp.	6,453	$587,029
Yum China Holdings, Inc.	13,735	570,552
		$1,157,581
Specialty Chemicals – 4.0%
Air Products & Chemicals, Inc.	1,610	$402,355
Akzo Nobel N.V.	3,769	323,818
Axalta Coating Systems Ltd. (a)	15,051	369,954
Croda International PLC	5,032	517,149
DuPont de Nemours, Inc.	8,629	634,922
Linde PLC	2,762	890,029
Sika AG	1,413	465,522
		$3,603,749
Specialty Stores – 4.2%
Alibaba Group Holding Ltd. (a)	22,100	$302,489
Amazon.com, Inc. (a)(s)	818	2,666,639
Home Depot, Inc.	2,651	793,524
JD.com, Inc., “A” (a)	1,028	30,108
		$3,792,760
Telecommunications - Wireless – 2.4%
Advanced Info Service Public Co. Ltd.	55,400	$388,216
Cellnex Telecom S.A.	8,753	419,549
KDDI Corp.	13,700	449,994
Liberty Broadband Corp. (a)	3,337	451,563
T-Mobile US, Inc. (a)	3,933	504,801
		$2,214,123
Telephone Services – 0.3%
Hellenic Telecommunications Organization S.A.	17,262	$313,176
Tobacco – 0.6%
British American Tobacco PLC	6,957	$290,986
Philip Morris International, Inc.	3,111	292,247
		$583,233

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – 2.5%
CLP Holdings Ltd.	49,000	$477,596
Iberdrola S.A.	50,904	554,057
NextEra Energy, Inc.	6,990	592,123
Southern Co.	8,664	628,226
		$2,252,002
Total Common Stocks		$90,416,029
Investment Companies (h) – 0.9%
Money Market Funds – 0.9%
MFS Institutional Money Market Portfolio, 0.21% (v)	837,321	$837,321
Collateral for Securities Loaned – 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.29% (j)	245,785	$245,785

Other Assets, Less Liabilities – (0.6)%		(570,739)
Net Assets – 100.0%		$90,928,396
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $837,321 and $90,661,814, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(s)	Security or a portion of the security was pledged to cover collateral requirements for certain derivative transactions.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
At March 31, 2022, the fund had cash collateral of $2,586 and other liquid securities with an aggregate value of $561,809 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$56,159,818	$890,029	$—	$57,049,847
Switzerland	—	4,074,262	—	4,074,262
United Kingdom	1,195,573	2,873,415	—	4,068,988
France	—	3,544,101	—	3,544,101
China	986,355	2,217,169	—	3,203,524
Japan	—	2,540,792	—	2,540,792
Germany	1,415,832	596,401	—	2,012,233
Canada	1,896,820	—	—	1,896,820
Hong Kong	477,596	1,307,945	—	1,785,541
Other Countries	2,460,700	7,779,221	—	10,239,921
Mutual Funds	1,083,106	—	—	1,083,106
Total	$65,675,800	$25,823,335	$—	$91,499,135
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$496,235	$4,332,638	$3,991,552	$—	$—	$837,321
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$160	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2022, are as follows:
United States	63.3%
Switzerland	4.5%
United Kingdom	4.5%
France	3.9%
China	3.5%
Japan	2.8%
Germany	2.2%
Canada	2.1%
Hong Kong	2.0%
Other Countries	11.2%
(4) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.